Taxation - Contingent liability (Details) R in Billions	Jun. 30, 2018 ZAR (R)
Sasol Oil Pty Ltd
Contingent Liabilities
Income tax liability provision	R 1.3
Contingent liability | Sasol Oil Pty Ltd
Contingent Liabilities
Estimated financial effect of contingent liabilities	12.6
Contingent liability | Sasol Financing International Limited
Contingent Liabilities
Estimated financial effect of contingent liabilities	R 3.1